OTHER ASSETS AND OTHER LIABILITIES, Movement of Investment Properties (Details) - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Changes in investment property [Abstract]
Beginning Balance	[1]	S/ 565,274
Ending Balance	[1]	625,105	S/ 565,274
Impairment losses	[2]	1,127	1,410
Cost [Member]
Changes in investment property [Abstract]
Beginning Balance		639,693	613,319
Additions	[3]	70,399	25,034
Disposals and other		(2,156)	1,340
Ending Balance		707,936	639,693
Accumulated Depreciation [Member]
Changes in investment property [Abstract]
Beginning Balance		73,009	63,351
Depreciation for the period		9,098	8,115
Disposals and other		(403)	1,543
Ending Balance		81,704	73,009
Land [Member]
Changes in investment property [Abstract]
Ending Balance		370,982
Impairment losses	[2]	689
Land [Member] | Cost [Member]
Changes in investment property [Abstract]
Beginning Balance		342,617
Additions	[3]	29,013
Disposals and other		41
Ending Balance		371,671	342,617
Land [Member] | Accumulated Depreciation [Member]
Changes in investment property [Abstract]
Beginning Balance		0
Depreciation for the period		0
Disposals and other		0
Ending Balance		0	0
Buildings [Member]
Changes in investment property [Abstract]
Ending Balance		254,123
Impairment losses	[2]	438
Buildings [Member] | Cost [Member]
Changes in investment property [Abstract]
Beginning Balance		297,076
Additions	[3]	41,386
Disposals and other		(2,197)
Ending Balance		336,265	297,076
Buildings [Member] | Accumulated Depreciation [Member]
Changes in investment property [Abstract]
Beginning Balance		73,009
Depreciation for the period		9,098
Disposals and other		(403)
Ending Balance		S/ 81,704	S/ 73,009

[1]	Investment properties -
[2]	The Group’s Management has determined that the recoverable value of its investment properties is greater than their net carrying amount.
[3]	As of December 31, 2024, the Group has made disbursements for the acquisition of land and real estate for S/70.4 million. As of December 31, 2023, the Group has made disbursements for the acquisition of land and real state for S/25.0 million.